Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) region		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2021
Disclosure of operating segments [line items]
Number of regions | region	2
Revenue	$ 4,617	[1]	$ 4,171	$ 4,336
Operating profit (loss)	659	[1]	446	575
Depreciation and amortization	1,196		1,208	1,100
Share of net profit in joint ventures	(210)	[1],[2]	(171)	(179)
Other operating income (expenses), net	(6)	[1]	12	34
EBITDA	1,639		1,495	1,530
EBITDA from discontinued operations	0		(4)	(3)
EBITDA incl discontinued operations	1,639		1,491	1,527
Capital expenditure	(827)		(714)	(846)
Changes in working capital and others	(65)		22	(143)
Taxes paid	(127)	[2]	(142)	(114)
Operating free cash flow	619		657	425
Total assets (excluding goodwill)	15,139	[3]	12,422	12,895
Total liabilities	12,399	[3]	10,148	10,215
Purchase of spectrum and licenses	37		101	59
Income from tower deal transactions	0		0	22
Guatemala joint ventures
Disclosure of operating segments [line items]
Percentage of controlling interest acquired					45.00%
Mobile
Disclosure of operating segments [line items]
Revenue	2,347		2,116	2,150
Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	1,947		1,803	1,928
Other
Disclosure of operating segments [line items]
Revenue	60		52	51
Service revenue
Disclosure of operating segments [line items]
Revenue	4,354		3,971	4,130
Telephone and equipment
Disclosure of operating segments [line items]
Revenue	263		201	206
Latin America
Disclosure of operating segments [line items]
Revenue	4,261		3,805	3,954
Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	3,998		3,604	3,748
Africa
Disclosure of operating segments [line items]
Revenue	357		366	382
Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	357		366	382
Operating segments | Latin America
Disclosure of operating segments [line items]
Revenue	6,220		5,843	5,964
Operating profit (loss)	1,001		803	980
Depreciation and amortization	1,504		1,561	1,435
Share of net profit in joint ventures	0		0	0
Other operating income (expenses), net	(8)		(5)	2
EBITDA	2,498		2,360	2,418
EBITDA from discontinued operations	0		0	0
EBITDA incl discontinued operations	2,498		2,360	2,418
Capital expenditure	(1,015)		(926)	(1,040)
Changes in working capital and others	(200)		61	(86)
Taxes paid	(241)		(260)	(225)
Operating free cash flow	1,041		1,234	1,067
Total assets (excluding goodwill)	14,400		13,418	13,859
Total liabilities	8,333		8,878	8,413
Operating segments | Latin America | Mobile
Disclosure of operating segments [line items]
Revenue	3,372		3,220	3,258
Operating segments | Latin America | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	2,275		2,097	2,197
Operating segments | Latin America | Other
Disclosure of operating segments [line items]
Revenue	70		60	60
Operating segments | Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	5,716		5,377	5,514
Operating segments | Latin America | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	503		466	449
Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	357		366	382
Operating profit (loss)	29		36	19
Depreciation and amortization	83		89	99
Share of net profit in joint ventures	0		0	0
Other operating income (expenses), net	(1)		0	(2)
EBITDA	111		125	117
EBITDA from discontinued operations	0		(4)	(3)
EBITDA incl discontinued operations	111		121	114
Capital expenditure	(42)		(42)	(58)
Changes in working capital and others	33		11	14
Taxes paid	(20)		(10)	(10)
Operating free cash flow	81		80	59
Total assets (excluding goodwill)	870		926	936
Total liabilities	937		959	909
Operating segments | Africa | Mobile
Disclosure of operating segments [line items]
Revenue	347		357	372
Operating segments | Africa | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	9		8	9
Operating segments | Africa | Other
Disclosure of operating segments [line items]
Revenue	0		1	1
Operating segments | Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	357		366	382
Operating segments | Africa | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	0		0	0
Unallocated
Disclosure of operating segments [line items]
Revenue	0		0	0
Operating profit (loss)	(7)		(32)	(64)
Depreciation and amortization	12		11	9
Share of net profit in joint ventures	0		0	0
Other operating income (expenses), net	2		23	42
EBITDA	6		2	(13)
EBITDA from discontinued operations	0		0	0
EBITDA incl discontinued operations	6		2	(13)
Capital expenditure	(7)		(4)	(9)
Changes in working capital and others	116		(7)	(52)
Taxes paid	(9)		(2)	(8)
Operating free cash flow	106		(11)	(82)
Total assets (excluding goodwill)	6,401		4,052	3,715
Total liabilities	5,081		3,342	3,977
Unallocated | Mobile
Disclosure of operating segments [line items]
Revenue	0		0	0
Unallocated | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	0		0	0
Unallocated | Other
Disclosure of operating segments [line items]
Revenue	0		0	0
Unallocated | Service revenue
Disclosure of operating segments [line items]
Revenue	0		0	0
Unallocated | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	0		0	0
Eliminations and Transfers
Disclosure of operating segments [line items]
Revenue	(4)		(4)
Operating profit (loss)	210		175	179
Share of net profit in joint ventures	(210)		(171)	(179)
Other operating income (expenses), net	0		(4)	0
EBITDA	0		0	0
EBITDA from discontinued operations	0		0	0
EBITDA incl discontinued operations	0		0	0
Capital expenditure	0		0	0
Changes in working capital and others	0		0	0
Taxes paid	0		0	0
Operating free cash flow	0		0	0
Total assets (excluding goodwill)	(103)		(859)	(150)
Total liabilities	(191)		(987)	(965)
Eliminations and Transfers | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(2)		(1)
Eliminations and Transfers | Other
Disclosure of operating segments [line items]
Revenue	(2)		(2)
Eliminations and Transfers | Service revenue
Disclosure of operating segments [line items]
Revenue	(4)		(4)
Eliminations and Transfers | Latam Segment
Disclosure of operating segments [line items]
Revenue	(1,955)		(2,035)	(2,010)
Operating profit (loss)	(574)		(536)	(540)
Depreciation and amortization	(403)		(453)	(444)
Share of net profit in joint ventures	0		0	0
Other operating income (expenses), net	0		(3)	(8)
EBITDA	(977)		(992)	(992)
EBITDA from discontinued operations	0		0	0
EBITDA incl discontinued operations	(977)		(992)	(992)
Capital expenditure	238		258	261
Changes in working capital and others	(13)		(43)	(18)
Taxes paid	143		131	129
Operating free cash flow	(609)		(645)	(619)
Total assets (excluding goodwill)	(6,430)		(5,116)	(5,465)
Total liabilities	(1,761)		(2,044)	(2,119)
Eliminations and Transfers | Latam Segment | Mobile
Disclosure of operating segments [line items]
Revenue	(1,372)		(1,461)	(1,480)
Eliminations and Transfers | Latam Segment | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(334)		(302)	(277)
Eliminations and Transfers | Latam Segment | Other
Disclosure of operating segments [line items]
Revenue	(8)		(6)	(9)
Eliminations and Transfers | Latam Segment | Service revenue
Disclosure of operating segments [line items]
Revenue	(1,715)		(1,769)	(1,766)
Eliminations and Transfers | Latam Segment | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	$ (240)		$ (266)	$ (243)

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.